Annual Fund Operating Expenses	Apr. 30, 2026
Corporate Bond Fund | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%	[1]
Expenses (as a percentage of Assets)	0.51%
Corporate Bond Fund | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%	[1]
Expenses (as a percentage of Assets)	0.76%
Corporate Bond Fund | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%	[1]
Expenses (as a percentage of Assets)	0.76%
Corporate Bond Fund | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.30%	[1]
Expenses (as a percentage of Assets)	1.01%
Global Growth Fund - Class 1 Shares | Global Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Global Growth Fund - Class 1 Shares | Global Growth Fund | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.51%
Fee Waiver or Reimbursement	(0.11%)	[2]
Net Expenses (as a percentage of Assets)	0.40%
SMALLCAP World Fund - Class 1 Shares | SMALLCAP World Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
SMALLCAP World Fund - Class 1 Shares | SMALLCAP World Fund | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	(0.05%)	[3]
Net Expenses (as a percentage of Assets)	0.65%
U.S. Small and Mid Cap Equity Fund - Class 1 Shares | U.S. Small and Mid Cap Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
U.S. Small and Mid Cap Equity Fund - Class 1 Shares | U.S. Small and Mid Cap Equity Fund | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.62%
Fee Waiver or Reimbursement	(0.08%)	[4]
Net Expenses (as a percentage of Assets)	0.54%
Growth Fund - Class 1 Shares | Growth Fund | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.33%
EUPAC Fund - Class 1 Shares | EUPAC Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
EUPAC Fund - Class 1 Shares | EUPAC Fund | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.53%
Fee Waiver or Reimbursement	(0.06%)	[5]
Net Expenses (as a percentage of Assets)	0.47%
New World Fund - Class 1 Shares | New World Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
New World Fund - Class 1 Shares | New World Fund | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	(0.08%)	[6]
Net Expenses (as a percentage of Assets)	0.57%
Capital World Growth and Income Fund - Class 1 Shares | Capital World Growth and Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Capital World Growth and Income Fund - Class 1 Shares | Capital World Growth and Income Fund | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.51%
Fee Waiver or Reimbursement	(0.10%)	[7]
Net Expenses (as a percentage of Assets)	0.41%
Growth-Income Fund - Class 1 Shares | Growth-Income Fund | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.28%
International Growth and Income Fund - Class 1 Shares | International Growth and Income Fund | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.56%
Washington Mutual Investors Fund - Class 1 Shares | Washington Mutual Investors Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Washington Mutual Investors Fund - Class 1 Shares | Washington Mutual Investors Fund | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.15%)	[8]
Net Expenses (as a percentage of Assets)	0.25%
Capital Income Builder - Class 1 Shares | Capital Income Builder
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Capital Income Builder - Class 1 Shares | Capital Income Builder | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.41%
Fee Waiver or Reimbursement	(0.14%)	[9]
Net Expenses (as a percentage of Assets)	0.27%
Asset Allocation Fund - Class 1 Shares | Asset Allocation Fund | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.29%
American Funds Global Balanced Fund - Class 1 Shares | American Funds Global Balanced Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
American Funds Global Balanced Fund - Class 1 Shares | American Funds Global Balanced Fund | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.53%
Fee Waiver or Reimbursement	(0.02%)	[10]
Net Expenses (as a percentage of Assets)	0.51%
American Funds Mortgage Fund - Class 1 Shares | American Funds Mortgage Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
American Funds Mortgage Fund - Class 1 Shares | American Funds Mortgage Fund | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.39%
Fee Waiver or Reimbursement	(0.08%)	[11]
Net Expenses (as a percentage of Assets)	0.31%
American High-Income Trust - Class 1 Shares | American High-Income Trust
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
American High-Income Trust - Class 1 Shares | American High-Income Trust | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement	(0.08%)	[12]
Net Expenses (as a percentage of Assets)	0.37%
Capital World Bond Fund - Class 1 Shares | Capital World Bond Fund | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.48%
The Bond Fund of America - Class 1 Shares | The Bond Fund of America
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
The Bond Fund of America - Class 1 Shares | The Bond Fund of America | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.38%
Fee Waiver or Reimbursement	(0.16%)	[13]
Net Expenses (as a percentage of Assets)	0.22%
U.S. Government Securities Fund - Class 1 Shares | U.S. Government Securities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
U.S. Government Securities Fund - Class 1 Shares | U.S. Government Securities Fund | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.34%
Fee Waiver or Reimbursement	(0.09%)	[14]
Net Expenses (as a percentage of Assets)	0.25%
Ultra-Short Bond Fund - Class 1 Shares | Ultra-Short Bond Fund | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.31%
Global Growth Fund - Class 1A Shares | Global Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Global Growth Fund - Class 1A Shares | Global Growth Fund | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.11%)	[15]
Net Expenses (as a percentage of Assets)	0.65%
SMALLCAP World Fund - Class 1A Shares | SMALLCAP World Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
SMALLCAP World Fund - Class 1A Shares | SMALLCAP World Fund | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	(0.05%)	[16]
Net Expenses (as a percentage of Assets)	0.90%
U.S. Small and Mid Cap Equity Fund - Class 1A Shares | U.S. Small and Mid Cap Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
U.S. Small and Mid Cap Equity Fund - Class 1A Shares | U.S. Small and Mid Cap Equity Fund | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.08%)	[17]
Net Expenses (as a percentage of Assets)	0.79%
Growth Fund - Class 1A Shares | Growth Fund | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.58%
EUPAC Fund - Class 1A Shares | EUPAC Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
EUPAC Fund - Class 1A Shares | EUPAC Fund | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.06%)	[18]
Net Expenses (as a percentage of Assets)	0.72%
New World Fund - Class 1A Shares | New World Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
New World Fund - Class 1A Shares | New World Fund | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.08%)	[19]
Net Expenses (as a percentage of Assets)	0.82%
Capital World Growth and Income Fund - Class 1A Shares | Capital World Growth and Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Capital World Growth and Income Fund - Class 1A Shares | Capital World Growth and Income Fund | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.10%)	[20]
Net Expenses (as a percentage of Assets)	0.66%
Growth-Income Fund - Class 1A Shares | Growth-Income Fund | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.53%
International Growth and Income Fund - Class 1A Shares | International Growth and Income Fund | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.81%
Washington Mutual Investors Fund - Class 1A Shares | Washington Mutual Investors Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Washington Mutual Investors Fund - Class 1A Shares | Washington Mutual Investors Fund | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	(0.15%)	[21]
Net Expenses (as a percentage of Assets)	0.50%
Capital Income Builder - Class 1A Shares | Capital Income Builder
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Capital Income Builder - Class 1A Shares | Capital Income Builder | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	(0.14%)	[22]
Net Expenses (as a percentage of Assets)	0.52%
Asset Allocation Fund - Class 1A Shares | Asset Allocation Fund | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.54%
American Funds Global Balanced Fund - Class 1A Shares | American Funds Global Balanced Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
American Funds Global Balanced Fund - Class 1A Shares | American Funds Global Balanced Fund | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.02%)	[23]
Net Expenses (as a percentage of Assets)	0.76%
American Funds Mortgage Fund - Class 1A Shares | American Funds Mortgage Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
American Funds Mortgage Fund - Class 1A Shares | American Funds Mortgage Fund | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement	(0.08%)	[24]
Net Expenses (as a percentage of Assets)	0.56%
American High-Income Trust - Class 1A Shares | American High-Income Trust
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
American High-Income Trust - Class 1A Shares | American High-Income Trust | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	(0.08%)	[25]
Net Expenses (as a percentage of Assets)	0.62%
Capital World Bond Fund - Class 1A Shares | Capital World Bond Fund | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	0.73%
The Bond Fund of America - Class 1A Shares | The Bond Fund of America
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
The Bond Fund of America - Class 1A Shares | The Bond Fund of America | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.16%)	[26]
Net Expenses (as a percentage of Assets)	0.47%
U.S. Government Securities Fund - Class 1A Shares | U.S. Government Securities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
U.S. Government Securities Fund - Class 1A Shares | U.S. Government Securities Fund | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement	(0.09%)	[27]
Net Expenses (as a percentage of Assets)	0.50%
Ultra-Short Bond Fund - Class 1A Shares | Ultra-Short Bond Fund | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	0.56%
Global Growth Fund - Class 2 Shares | Global Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Global Growth Fund - Class 2 Shares | Global Growth Fund | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.11%)	[28]
Net Expenses (as a percentage of Assets)	0.65%
SMALLCAP World Fund - Class 2 Shares | SMALLCAP World Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
SMALLCAP World Fund - Class 2 Shares | SMALLCAP World Fund | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	(0.05%)	[29]
Net Expenses (as a percentage of Assets)	0.90%
U.S. Small and Mid Cap Equity Fund - Class 2 Shares | U.S. Small and Mid Cap Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
U.S. Small and Mid Cap Equity Fund - Class 2 Shares | U.S. Small and Mid Cap Equity Fund | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.08%)	[30]
Net Expenses (as a percentage of Assets)	0.79%
Growth Fund - Class 2 Shares | Growth Fund | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.58%
EUPAC Fund - Class 2 Shares | EUPAC Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
EUPAC Fund - Class 2 Shares | EUPAC Fund | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.06%)	[31]
Net Expenses (as a percentage of Assets)	0.72%
New World Fund - Class 2 Shares | New World Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
New World Fund - Class 2 Shares | New World Fund | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.08%)	[32]
Net Expenses (as a percentage of Assets)	0.82%
Capital World Growth and Income Fund - Class 2 Shares | Capital World Growth and Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Capital World Growth and Income Fund - Class 2 Shares | Capital World Growth and Income Fund | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.10%)	[33]
Net Expenses (as a percentage of Assets)	0.66%
Growth-Income Fund - Class 2 Shares | Growth-Income Fund | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.53%
International Growth and Income Fund - Class 2 Shares | International Growth and Income Fund | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.81%
Washington Mutual Investors Fund - Class 2 Shares | Washington Mutual Investors Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Washington Mutual Investors Fund - Class 2 Shares | Washington Mutual Investors Fund | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	(0.15%)	[34]
Net Expenses (as a percentage of Assets)	0.50%
Capital Income Builder - Class 2 Shares | Capital Income Builder
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Capital Income Builder - Class 2 Shares | Capital Income Builder | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	(0.14%)	[35]
Net Expenses (as a percentage of Assets)	0.52%
Asset Allocation Fund - Class 2 Shares | Asset Allocation Fund | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.54%
American Funds Global Balanced Fund - Class 2 Shares | American Funds Global Balanced Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
American Funds Global Balanced Fund - Class 2 Shares | American Funds Global Balanced Fund | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.02%)	[36]
Net Expenses (as a percentage of Assets)	0.76%
American Funds Mortgage Fund - Class 2 Shares | American Funds Mortgage Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
American Funds Mortgage Fund - Class 2 Shares | American Funds Mortgage Fund | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement	(0.08%)	[37]
Net Expenses (as a percentage of Assets)	0.56%
American High-Income Trust - Class 2 Shares | American High-Income Trust
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
American High-Income Trust - Class 2 Shares | American High-Income Trust | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	(0.08%)	[38]
Net Expenses (as a percentage of Assets)	0.62%
Capital World Bond Fund - Class 2 Shares | Capital World Bond Fund | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.73%
The Bond Fund of America - Class 2 Shares | The Bond Fund of America
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
The Bond Fund of America - Class 2 Shares | The Bond Fund of America | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.16%)	[39]
Net Expenses (as a percentage of Assets)	0.47%
U.S. Government Securities Fund - Class 2 Shares | U.S. Government Securities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
U.S. Government Securities Fund - Class 2 Shares | U.S. Government Securities Fund | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement	(0.09%)	[40]
Net Expenses (as a percentage of Assets)	0.50%
Ultra-Short Bond Fund - Class 2 Shares | Ultra-Short Bond Fund | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.56%
Growth Fund - Class 3 Shares | Growth Fund | Class 3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.18%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.51%
EUPAC Fund - Class 3 Shares | EUPAC Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
EUPAC Fund - Class 3 Shares | EUPAC Fund | Class 3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.18%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.71%
Fee Waiver or Reimbursement	(0.06%)	[41]
Net Expenses (as a percentage of Assets)	0.65%
Growth-Income Fund - Class 3 Shares | Growth-Income Fund | Class 3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.18%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.46%
Asset Allocation Fund - Class 3 Shares | Asset Allocation Fund | Class 3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.18%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.47%
American High-Income Trust - Class 3 Shares | American High-Income Trust
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
American High-Income Trust - Class 3 Shares | American High-Income Trust | Class 3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.18%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.08%)	[42]
Net Expenses (as a percentage of Assets)	0.55%
U.S. Government Securities Fund - Class 3 Shares | U.S. Government Securities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
U.S. Government Securities Fund - Class 3 Shares | U.S. Government Securities Fund | Class 3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.18%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.52%
Fee Waiver or Reimbursement	(0.09%)	[43]
Net Expenses (as a percentage of Assets)	0.43%
Ultra-Short Bond Fund - Class 3 Shares | Ultra-Short Bond Fund | Class 3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.18%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.49%
Global Growth Fund - Class 4 Shares | Global Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Global Growth Fund - Class 4 Shares | Global Growth Fund | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.11%)	[44]
Net Expenses (as a percentage of Assets)	0.90%
SMALLCAP World Fund - Class 4 Shares | SMALLCAP World Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
SMALLCAP World Fund - Class 4 Shares | SMALLCAP World Fund | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	(0.05%)	[45]
Net Expenses (as a percentage of Assets)	1.15%
U.S. Small and Mid Cap Equity Fund - Class 4 Shares | U.S. Small and Mid Cap Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
U.S. Small and Mid Cap Equity Fund - Class 4 Shares | U.S. Small and Mid Cap Equity Fund | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.08%)	[46]
Net Expenses (as a percentage of Assets)	1.04%
Growth Fund - Class 4 Shares | Growth Fund | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.83%
EUPAC Fund - Class 4 Shares | EUPAC Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
EUPAC Fund - Class 4 Shares | EUPAC Fund | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.03%
Fee Waiver or Reimbursement	(0.06%)	[47]
Net Expenses (as a percentage of Assets)	0.97%
New World Fund - Class 4 Shares | New World Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
New World Fund - Class 4 Shares | New World Fund | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement	(0.08%)	[48]
Net Expenses (as a percentage of Assets)	1.07%
Capital World Growth and Income Fund - Class 4 Shares | Capital World Growth and Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Capital World Growth and Income Fund - Class 4 Shares | Capital World Growth and Income Fund | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.10%)	[49]
Net Expenses (as a percentage of Assets)	0.91%
Growth-Income Fund - Class 4 Shares | Growth-Income Fund | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.78%
International Growth and Income Fund - Class 4 Shares | International Growth and Income Fund | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	1.06%
Washington Mutual Investors Fund - Class 4 Shares | Washington Mutual Investors Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Washington Mutual Investors Fund - Class 4 Shares | Washington Mutual Investors Fund | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.15%)	[50]
Net Expenses (as a percentage of Assets)	0.75%
Capital Income Builder - Class 4 Shares | Capital Income Builder
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Capital Income Builder - Class 4 Shares | Capital Income Builder | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	(0.14%)	[51]
Net Expenses (as a percentage of Assets)	0.77%
Asset Allocation Fund - Class 4 Shares | Asset Allocation Fund | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.79%
American Funds Global Balanced Fund - Class 4 Shares | American Funds Global Balanced Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
American Funds Global Balanced Fund - Class 4 Shares | American Funds Global Balanced Fund | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	1.03%
Fee Waiver or Reimbursement	(0.02%)	[52]
Net Expenses (as a percentage of Assets)	1.01%
American Funds Mortgage Fund - Class 4 Shares | American Funds Mortgage Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
American Funds Mortgage Fund - Class 4 Shares | American Funds Mortgage Fund | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	(0.08%)	[53]
Net Expenses (as a percentage of Assets)	0.81%
American High-Income Trust - Class 4 Shares | American High-Income Trust
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
American High-Income Trust - Class 4 Shares | American High-Income Trust | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	(0.08%)	[54]
Net Expenses (as a percentage of Assets)	0.87%
Capital World Bond Fund - Class 4 Shares | Capital World Bond Fund | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	0.98%
The Bond Fund of America - Class 4 Shares | The Bond Fund of America
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
The Bond Fund of America - Class 4 Shares | The Bond Fund of America | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.16%)	[55]
Net Expenses (as a percentage of Assets)	0.72%
U.S. Government Securities Fund - Class 4 Shares | U.S. Government Securities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
U.S. Government Securities Fund - Class 4 Shares | U.S. Government Securities Fund | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	(0.09%)	[56]
Net Expenses (as a percentage of Assets)	0.75%
Ultra-Short Bond Fund - Class 4 Shares | Ultra-Short Bond Fund | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	0.81%
Managed Risk Growth Fund - Class P1 Shares | Managed Risk Growth Fund | Class P1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.31%
Expenses (as a percentage of Assets)	0.68%
Managed Risk EUPAC Fund - Class P1 Shares | Managed Risk EUPAC Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Managed Risk EUPAC Fund - Class P1 Shares | Managed Risk EUPAC Fund | Class P1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.43%	[57]
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	(0.03%)	[58]
Net Expenses (as a percentage of Assets)	0.81%
Managed Risk Washington Mutual Investors Fund - Class P1 Shares | Managed Risk Washington Mutual Investors Fund | Class P1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.25%
Expenses (as a percentage of Assets)	0.63%
Managed Risk Growth-Income Fund - Class P1 Shares | Managed Risk Growth-Income Fund | Class P1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.63%
Managed Risk Asset Allocation Fund - Class P1 Shares | Managed Risk Asset Allocation Fund | Class P1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.65%
Managed Risk Growth Fund - Class P2 Shares | Managed Risk Growth Fund | Class P2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.31%
Expenses (as a percentage of Assets)	0.93%
Managed Risk EUPAC Fund - Class P2 Shares | Managed Risk EUPAC Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Managed Risk EUPAC Fund - Class P2 Shares | Managed Risk EUPAC Fund | Class P2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.43%	[59]
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	(0.03%)	[60]
Net Expenses (as a percentage of Assets)	1.06%
Managed Risk Washington Mutual Investors Fund - Class P2 Shares | Managed Risk Washington Mutual Investors Fund | Class P2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.25%
Expenses (as a percentage of Assets)	0.88%
Managed Risk Growth-Income Fund - Class P2 Shares | Managed Risk Growth-Income Fund | Class P2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.88%
Managed Risk Asset Allocation Fund - Class P2 Shares | Managed Risk Asset Allocation Fund | Class P2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.90%
Portfolio Series - American Funds Global Growth Portfolio - Class 1, Class 1A and Class 2 Shares | Portfolio Series - American Funds Global Growth Portfolio | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.44%	[61]
Expenses (as a percentage of Assets)	0.45%
Portfolio Series - American Funds Global Growth Portfolio - Class 1, Class 1A and Class 2 Shares | Portfolio Series - American Funds Global Growth Portfolio | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.44%	[61]
Expenses (as a percentage of Assets)	0.70%
Portfolio Series - American Funds Global Growth Portfolio - Class 1, Class 1A and Class 2 Shares | Portfolio Series - American Funds Global Growth Portfolio | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.44%	[61]
Expenses (as a percentage of Assets)	0.70%
Portfolio Series - American Funds Growth and Income Portfolio - Class 1, Class 1A and Class 2 Shares | Portfolio Series - American Funds Growth and Income Portfolio | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.31%
Expenses (as a percentage of Assets)	0.32%
Portfolio Series - American Funds Growth and Income Portfolio - Class 1, Class 1A and Class 2 Shares | Portfolio Series - American Funds Growth and Income Portfolio | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.31%
Expenses (as a percentage of Assets)	0.57%
Portfolio Series - American Funds Growth and Income Portfolio - Class 1, Class 1A and Class 2 Shares | Portfolio Series - American Funds Growth and Income Portfolio | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.31%
Expenses (as a percentage of Assets)	0.57%
Portfolio Series - American Funds Managed Risk Growth Portfolio - Class P1 Shares | Portfolio Series - American Funds Managed Risk Growth Portfolio | Class P1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.32%
Expenses (as a percentage of Assets)	0.68%
Portfolio Series - American Funds Managed Risk Growth and Income Portfolio - Class P1 Shares | Portfolio Series - American Funds Managed Risk Growth and Income Portfolio | Class P1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.66%
Portfolio Series - American Funds Managed Risk Global Allocation Portfolio - Class P1 Shares | Portfolio Series - American Funds Managed Risk Global Allocation Portfolio | Class P1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.41%
Expenses (as a percentage of Assets)	0.78%
Portfolio Series - American Funds Global Growth Portfolio - Class 4 Shares | Portfolio Series - American Funds Global Growth Portfolio | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.44%	[62]
Expenses (as a percentage of Assets)	0.95%
American Funds Growth and Income Portfolio - Class 4 Shares | Portfolio Series - American Funds Growth and Income Portfolio | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.31%
Expenses (as a percentage of Assets)	0.82%
American Funds Managed Risk Growth Portfolio - Class P2 Shares | Portfolio Series - American Funds Managed Risk Growth Portfolio | Class P2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.32%
Expenses (as a percentage of Assets)	0.93%
American Funds Managed Risk Growth and Income Portfolio - Class P2 Shares | Portfolio Series - American Funds Managed Risk Growth and Income Portfolio | Class P2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.91%
American Funds Managed Risk Global Allocation Portfolio - Class P2 Shares | Portfolio Series - American Funds Managed Risk Global Allocation Portfolio | Class P2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.41%
Expenses (as a percentage of Assets)	1.03%
American Funds IS 2070 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2070 Target Date Retirement Fund | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.39%
Expenses (as a percentage of Assets)	0.42%
American Funds IS 2070 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2070 Target Date Retirement Fund | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.39%
Expenses (as a percentage of Assets)	0.92%
American Funds IS 2065 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2065 Target Date Retirement Fund | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.39%
Expenses (as a percentage of Assets)	0.44%
American Funds IS 2065 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2065 Target Date Retirement Fund | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.39%
Expenses (as a percentage of Assets)	0.94%
American Funds IS 2060 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2060 Target Date Retirement Fund | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.37%
Expenses (as a percentage of Assets)	0.41%
American Funds IS 2060 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2060 Target Date Retirement Fund | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%
Acquired Fund Fees and Expenses	0.37%
Expenses (as a percentage of Assets)	0.91%
American Funds IS 2055 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2055 Target Date Retirement Fund | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.37%
Expenses (as a percentage of Assets)	0.43%
American Funds IS 2055 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2055 Target Date Retirement Fund | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.37%
Expenses (as a percentage of Assets)	0.93%
American Funds IS 2050 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2050 Target Date Retirement Fund | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.42%
American Funds IS 2050 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2050 Target Date Retirement Fund | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.92%
American Funds IS 2045 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2045 Target Date Retirement Fund | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.42%
American Funds IS 2045 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2045 Target Date Retirement Fund | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.92%
American Funds IS 2040 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2040 Target Date Retirement Fund | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.35%
Expenses (as a percentage of Assets)	0.39%
American Funds IS 2040 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2040 Target Date Retirement Fund | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.29%
Acquired Fund Fees and Expenses	0.35%
Expenses (as a percentage of Assets)	0.88%
American Funds IS 2035 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2035 Target Date Retirement Fund | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.39%
American Funds IS 2035 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2035 Target Date Retirement Fund | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.89%
American Funds IS 2030 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2030 Target Date Retirement Fund | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.31%
Expenses (as a percentage of Assets)	0.35%
American Funds IS 2030 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2030 Target Date Retirement Fund | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.29%
Acquired Fund Fees and Expenses	0.31%
Expenses (as a percentage of Assets)	0.84%
American Funds IS 2025 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | American Funds IS 2025 Target Date Retirement Income Fund | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.35%
American Funds IS 2025 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | American Funds IS 2025 Target Date Retirement Income Fund | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.85%
American Funds IS 2020 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | American Funds IS 2020 Target Date Retirement Income Fund | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.35%
American Funds IS 2020 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | American Funds IS 2020 Target Date Retirement Income Fund | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.85%
American Funds IS 2015 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | American Funds IS 2015 Target Date Retirement Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
American Funds IS 2015 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | American Funds IS 2015 Target Date Retirement Income Fund | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.36%
Fee Waiver or Reimbursement	(0.01%)	[63]
Net Expenses (as a percentage of Assets)	0.35%
American Funds IS 2015 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | American Funds IS 2015 Target Date Retirement Income Fund | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.01%)	[63]
Net Expenses (as a percentage of Assets)	0.85%
American Funds IS 2010 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | American Funds IS 2010 Target Date Retirement Income Fund | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.33%
American Funds IS 2010 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | American Funds IS 2010 Target Date Retirement Income Fund | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.83%
American Funds IS 2070 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2070 Target Date Retirement Fund | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.39%
Expenses (as a percentage of Assets)	0.67%
American Funds IS 2070 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2070 Target Date Retirement Fund | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.39%
Expenses (as a percentage of Assets)	0.67%
American Funds IS 2065 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2065 Target Date Retirement Fund | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.39%
Expenses (as a percentage of Assets)	0.69%
American Funds IS 2065 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2065 Target Date Retirement Fund | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.39%
Expenses (as a percentage of Assets)	0.69%
American Funds IS 2060 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2060 Target Date Retirement Fund | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%
Acquired Fund Fees and Expenses	0.37%
Expenses (as a percentage of Assets)	0.66%
American Funds IS 2060 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2060 Target Date Retirement Fund | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.37%
Expenses (as a percentage of Assets)	0.66%
American Funds IS 2055 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2055 Target Date Retirement Fund | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.37%
Expenses (as a percentage of Assets)	0.68%
American Funds IS 2055 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2055 Target Date Retirement Fund | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.37%
Expenses (as a percentage of Assets)	0.68%
American Funds IS 2050 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2050 Target Date Retirement Fund | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.67%
American Funds IS 2050 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2050 Target Date Retirement Fund | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.67%
American Funds IS 2045 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2045 Target Date Retirement Fund | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.67%
American Funds IS 2045 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2045 Target Date Retirement Fund | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.67%
American Funds IS 2040 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2040 Target Date Retirement Fund | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%
Acquired Fund Fees and Expenses	0.35%
Expenses (as a percentage of Assets)	0.64%
American Funds IS 2040 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2040 Target Date Retirement Fund | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.35%
Expenses (as a percentage of Assets)	0.64%
American Funds IS 2035 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2035 Target Date Retirement Fund | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.64%
American Funds IS 2035 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2035 Target Date Retirement Fund | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.64%
American Funds IS 2030 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2030 Target Date Retirement Fund | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%
Acquired Fund Fees and Expenses	0.31%
Expenses (as a percentage of Assets)	0.60%
American Funds IS 2030 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2030 Target Date Retirement Fund | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.31%
Expenses (as a percentage of Assets)	0.60%
American Funds IS 2025 Target Date Retirement Income Fund - Class 1A and Class 2 Shares | American Funds IS 2025 Target Date Retirement Income Fund | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.60%
American Funds IS 2025 Target Date Retirement Income Fund - Class 1A and Class 2 Shares | American Funds IS 2025 Target Date Retirement Income Fund | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.60%
American Funds IS 2020 Target Date Retirement Income Fund - Class 1A and Class 2 Shares | American Funds IS 2020 Target Date Retirement Income Fund | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.60%
American Funds IS 2020 Target Date Retirement Income Fund - Class 1A and Class 2 Shares | American Funds IS 2020 Target Date Retirement Income Fund | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.60%
American Funds IS 2015 Target Date Retirement Income Fund - Class 1A and Class 2 Shares | American Funds IS 2015 Target Date Retirement Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
American Funds IS 2015 Target Date Retirement Income Fund - Class 1A and Class 2 Shares | American Funds IS 2015 Target Date Retirement Income Fund | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement	(0.01%)	[64]
Net Expenses (as a percentage of Assets)	0.60%
American Funds IS 2015 Target Date Retirement Income Fund - Class 1A and Class 2 Shares | American Funds IS 2015 Target Date Retirement Income Fund | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement	(0.01%)	[64]
Net Expenses (as a percentage of Assets)	0.60%
American Funds IS 2010 Target Date Retirement Income Fund - Class 1A and Class 2 Shares | American Funds IS 2010 Target Date Retirement Income Fund | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.58%
American Funds IS 2010 Target Date Retirement Income Fund - Class 1A and Class 2 Shares | American Funds IS 2010 Target Date Retirement Income Fund | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.58%

[1]	Based on estimated amounts for the current fiscal year.
[2]	The investment adviser is currently waiving a portion of its management fee equal to 0.11% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[3]	The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[4]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2027. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[5]	The investment adviser is currently waiving a portion of its management fee equal to 0.06% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[6]	The investment adviser is currently waiving a portion of its management fee equal to 0.08% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[7]	The investment adviser is currently waiving a portion of its management fee equal to 0.10% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[8]	The investment adviser is currently waiving a portion of its management fee equal to 0.15% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[9]	The investment adviser is currently waiving a portion of its management fee equal to 0.14% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[10]	The investment adviser is currently waiving a portion of its management fee equal to 0.02% of the fund’s net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[11]	The investment adviser is currently waiving a portion of its management fee equal to 0.08% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[12]	The investment adviser is currently waiving a portion of its management fee equal to 0.08% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[13]	The investment adviser is currently waiving a portion of its management fee equal to 0.16% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[14]	The investment adviser is currently waiving a portion of its management fee equal to 0.09% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[15]	The investment adviser is currently waiving a portion of its management fee equal to 0.11% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[16]	The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[17]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2027. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[18]	The investment adviser is currently waiving a portion of its management fee equal to 0.06% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[19]	The investment adviser is currently waiving a portion of its management fee equal to 0.08% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[20]	The investment adviser is currently waiving a portion of its management fee equal to 0.10% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[21]	The investment adviser is currently waiving a portion of its management fee equal to 0.15% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[22]	The investment adviser is currently waiving a portion of its management fee equal to 0.14% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[23]	The investment adviser is currently waiving a portion of its management fee equal to 0.02% of the fund’s net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[24]	The investment adviser is currently waiving a portion of its management fee equal to 0.08% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[25]	The investment adviser is currently waiving a portion of its management fee equal to 0.08% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[26]	The investment adviser is currently waiving a portion of its management fee equal to 0.16% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[27]	The investment adviser is currently waiving a portion of its management fee equal to 0.09% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[28]	The investment adviser is currently waiving a portion of its management fee equal to 0.11% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[29]	The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[30]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2027. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[31]	The investment adviser is currently waiving a portion of its management fee equal to 0.06% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[32]	The investment adviser is currently waiving a portion of its management fee equal to 0.08% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[33]	The investment adviser is currently waiving a portion of its management fee equal to 0.10% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[34]	The investment adviser is currently waiving a portion of its management fee equal to 0.15% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[35]	The investment adviser is currently waiving a portion of its management fee equal to 0.14% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[36]	The investment adviser is currently waiving a portion of its management fee equal to 0.02% of the fund’s net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[37]	The investment adviser is currently waiving a portion of its management fee equal to 0.08% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[38]	The investment adviser is currently waiving a portion of its management fee equal to 0.08% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[39]	The investment adviser is currently waiving a portion of its management fee equal to 0.16% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[40]	The investment adviser is currently waiving a portion of its management fee equal to 0.09% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[41]	The investment adviser is currently waiving a portion of its management fee equal to 0.06% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[42]	The investment adviser is currently waiving a portion of its management fee equal to 0.08% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[43]	The investment adviser is currently waiving a portion of its management fee equal to 0.09% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[44]	The investment adviser is currently waiving a portion of its management fee equal to 0.11% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[45]	The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[46]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2027. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[47]	The investment adviser is currently waiving a portion of its management fee equal to 0.06% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[48]	The investment adviser is currently waiving a portion of its management fee equal to 0.08% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[49]	The investment adviser is currently waiving a portion of its management fee equal to 0.10% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[50]	The investment adviser is currently waiving a portion of its management fee equal to 0.15% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[51]	The investment adviser is currently waiving a portion of its management fee equal to 0.14% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[52]	The investment adviser is currently waiving a portion of its management fee equal to 0.02% of the fund’s net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[53]	The investment adviser is currently waiving a portion of its management fee equal to 0.08% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[54]	The investment adviser is currently waiving a portion of its management fee equal to 0.08% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[55]	The investment adviser is currently waiving a portion of its management fee equal to 0.16% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[56]	The investment adviser is currently waiving a portion of its management fee equal to 0.09% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[57]	Restated to reflect current fees.
[58]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2027. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[59]	Restated to reflect current fees.
[60]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2027. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[61]	Restated to reflect current fees.
[62]	Restated to reflect current fees.
[63]	The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least May 1, 2027. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[64]	The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least May 1, 2027. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.